Earnings per share - Summary of Basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (35,109)	$ (27,152)	$ (61,328)	$ (69,848)
Less: Net income (loss) attributable to non-controlling interest	165	(591)	407	(2,604)
Net loss attributable to Curaleaf Holdings, Inc.	$ (35,274)	$ (26,561)	$ (61,735)	$ (67,244)
Denominator:
Weighted average common shares outstanding - basic and diluted	660,398,593	468,445,941	557,192,899	462,911,053
Loss per share - basic and diluted	$ (0.05)	$ (0.06)	$ (0.11)	$ (0.15)